Apr. 02, 2024
Service Shares Prospectus | General Money Market Fund, Inc
General Money Market Fund, Inc
April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus